SHAREHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' DEFICIT
SHAREHOLDERS' DEFICIT
NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares
-The Company is authorized to issue
1,000,000
preference shares with a par value of $
0.0001
per share. As of March 31, 2023 and December 31, 2022, there were no
preference shares issued or outstanding.
Class
 A Ordinary Shares-
The Company is authorized to issue
200,000,000
Class A ordinary shares with a par value of $
0.0001
per share. As of March 31, 2023 and December 31, 2022, there were
28,407,000
Class A ordinary shares outstanding, of which
27,500,000
shares are classified as temporary equity (see Note 6).
Class
 B Ordinary Shares
- The Company is authorized to issue
20,000,000
Class B ordinary shares with a par value of $
0.0001
per share. As of March 31, 2023 and December 31, 2022, there were
6,875,000
Class B ordinary shares issued and outstanding (see Note 4).

Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
Class B ordinary shares will automatically convert into Class A ordinary shares on a one-for-one
basis (the “Initial Conversion Ratio”) (a) at any time and from time to time at the option of the Sponsor; or (b) automatically on the day of the consummation of a Business Combination. Notwithstanding the Initial Conversion Ratio, in the case that additional Class A ordinary shares or any other equity-linked securities, are issued, or deemed issued, by the Company in excess of the amounts offered in the Initial Public Offering and related to the consummation of a Business Combination, including pursuant to a specified future issuance, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20 per cent of the sum of all Class B ordinary shares in issue upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination (after giving effect to any redemptions of Class A ordinary shares by public shareholders), excluding any Class A ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement shares issued to the Sponsor, officers or directors upon conversion of working capital loans. The automatic conversion of the Class B ordinary shares into
Class A ordinary shares on the day of consummation of the initial Business Combination is not subject to any further triggering events.

NOTE 8. SHAREHOLDERS’ DEFICIT
Preference Shares
-The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares-
The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 28,407,000 Class A ordinary shares outstanding, of which 27,500,000 are classified as temporary equity (see Note 6).
Class
 B Ordinary Shares
–The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 6,875,000 Class B ordinary shares issued and outstanding (see Note 4).
Class A ordinary shareholders and Class B ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders and vote together as a single class, except as required by law; provided, that, prior to the initial Business Combination, holders of Class B ordinary shares will have the right to appoint all of the Company’s directors and remove members of the board of directors for any reason, and holders of Class A ordinary shares will not be entitled to vote on the appointment of directors during such time.
Class B ordinary shares will automatically convert into Class A ordinary shares on a one-for-one
basis (the “Initial Conversion Ratio”): (a) at any time and from time to time at the option of the Sponsor; or (b) automatically on the day of the consummation of a Business Combination. Notwithstanding the Initial Conversion Ratio, in the case that additional Class A ordinary shares or any other equity-linked securities, are issued, or deemed issued, by the Company in excess of the amounts offered in the Initial Public Offering and related to the consummation of a Business Combination, including pursuant to a specified future issuance, the ratio at which Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the Sponsor agrees to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20 per cent of the sum of all Class B ordinary shares in issue upon completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination (after giving effect to any redemptions of Class A ordinary shares by public shareholders), excluding any Class A ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination and any private placement shares issued to the Sponsor, officers or directors upon conversion of working capital loans. The automatic conversion of the Class B ordinary shares into Class A ordinary shares
on the day of consummation of the initial Business Combination is not subject to any further triggering events.